Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 135,845	$ 2,670,262	$ 2,601,397	$ 2,444,205
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,709,508	1,709,508	1,707,236
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		783,221	660,589	456,505
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		99,194	116,117	130,349
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		42,674	47,113	50,835
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		25,326	36,246	9,042
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		4,930	9,483	12,020
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 5,409	$ 22,341	$ 78,218